Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Beginning Balance			$ 709,000	$ 90,000		$ 90,000		$ 150,000
Additions			20,000			679,000
Less depreciation and amortization						(60,000)		(60,000)
Depreciation			(38,000)	$ (45,000)		(60,000)		(60,000)
Ending Balance	$ 691,000		691,000			$ 709,000		$ 90,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property, Plant and Equipment [Line Items]
Beginning Balance	182,170	$ 280,323			$ 280,323
Depreciation	(34,000)	$ (61,000)			(177,000,000)		$ (373,000,000)
Property plant and equipment gross	2,152,907		2,152,907		2,152,906		2,073,682
Less accumulated depreciation and amortization	(2,005,044)		(2,005,044)		(1,970,736)		(1,793,359)
Ending Balance	147,863		147,863		182,170		280,323
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	170,607		170,607		170,607		170,607
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	544,629		544,629		544,628		544,628
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Machinery and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,365,277		1,365,277		1,365,277		1,330,053
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 72,394		$ 72,394		$ 72,394		$ 28,394